Note 10 - Financial Instruments	12 Months Ended
Dec. 31, 2017
Statement Line Items [Line Items]
Disclosure of financial instruments [text block]
NOTE
10:
FINANCIAL INSTRUMENTS

The Company's activities expose it to various financial risks, such as market risks (foreign currency risk, consumer price index risk, interest risk and price risk), credit risk and liquidity risk. The Company's comprehensive risk management program focuses on actions to minimize potential adverse effects on the Company's financial performance.

a.	Credit risk:

Concentration of credit risk exists with respect to the Company's cash and cash equivalents, other receivables and prepaid expenses and loans receivable. The Company’s exposure as at
December 31, 2017
and
2016
was for
$14
and
$52
respectively, which consisted of
$14
(
2016
-
$19
) in cash held in bank accounts and
$nil
in loan receivables (
2016
-
$25
).

The Company manages credit risk, in respect of cash and cash equivalents, and restricted cash, by holding them at major Canadian and Israeli financial institutions in accordance with the Company's investment policy. The Company places its temporary cash and cash equivalents with high credit quality financial institutions. The Company regularly monitors credit extended to customers and their general financial condition. The Company historically has not
had significant past-due receivables.

b.	Liquidity risk:

Liquidity risk is the risk that the Company will encounter difficulty in obtaining funds to meet current obligations and future commitments. The Company's approach to managing liquidity risk is to forecast cash requirements to determine whether it will have sufficient funds to meet its current liabilities when due. As of
December 31, 2017,
the Company had cash and cash equivalents of
$14
(
2016
-
$19
), other receivables, and prepaid expenses of
$nil
(
2016
–
$8
) and loan receivable of
$nil
(
2016
-
$25
) to settle current liabilities in the amount of
$349
(
2016
–
$274
).

c.	Market risk:

Market risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in market prices. Market risk is comprised of two
types of risk: interest rate risk and foreign currency risk.

1.	Interest rate risk:

The Company is
not
exposed to significant interest rate risk due to the short-term maturity of its cash equivalents.

2.	Foreign currency risk:

The Company is exposed to financial risk related to the fluctuation of foreign exchange rates. Most of the Company's monetary assets are held in U.S. dollars and most of the Company's expenditures are made in Canadian dollars. The Company has not
hedged its exposure to currency fluctuations. An increase or decrease of
5%
of the Canadian dollar would
not
have a significant effect on the Company.